Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 85% - Fidelity Asset Manager 85%	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810